UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21364

Schroder Global Series Trust
(Exact name of registrant as specified in charter)

One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)

Michael Beattie
C/O SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-464-3108

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.   Schedule of Investments

The Registrant's schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schroder North American Equity Fund

Schedule of Investments
July 31, 2018 (unaudited)

Shares		Value $

	COMMON STOCK – 98.9%*

	Bermuda – 0.4%
21,700	Axis Capital Holdings	1,227,352
9,411	Everest Re Group	2,054,892
31,000	Third Point Reinsurance (1)	390,600
		3,672,844
	Canada – 1.5%
55,300	BCE	2,349,990
102,800	Bonavista Energy	123,279
23,400	Canadian National Railway	2,088,794
33,600	Canadian Natural Resources	1,234,639
39,700	Centerra Gold (1)	180,364
34,400	CI Financial	601,078
134,800	Crew Energy (1)	253,880
23,300	Genworth MI Canada	820,161
37,300	Husky Energy	634,259
101,100	Imperial Oil	3,462,355
24,800	Magna International Class A	1,510,668
125,200	MEG Energy (1)	816,156
200,600	Surge Energy	377,807
22,000	Tourmaline Oil	434,639
17,967	Westshore Terminals Investment	335,349
		15,223,418
	Israel – 0.1%
8,200	Check Point Software Technologies (1)	923,894

	United Kingdom – 0.1%
93,400	Rowan Class A (1)	1,352,432

	United States – 96.8%
	Consumer Discretionary – 12.3%
14,706	Amazon.com (1)	26,139,033
12,800	AMC Networks Class A (1)	771,712
1,688	Booking Holdings (1)	3,424,479
15,600	BorgWarner	717,912
28,600	Buckle	687,830
185,300	Comcast Class A	6,630,034
10,966	Delphi Technologies	495,334
13,300	Discovery Class A (1)	353,514
24,400	Foot Locker	1,190,964
183,000	Ford Motor	1,837,320
67,300	GameStop Class A	969,793
45,400	Gap	1,369,718
36,800	Garmin	2,298,160
106,300	Gentex	2,466,160
60,200	H&R Block	1,514,632
32,900	Hasbro	3,277,169
49,993	Home Depot	9,874,617
28,200	Kohl's	2,083,134
10,600	Las Vegas Sands	762,140
14,300	Lear	2,575,859
53,700	Leggett & Platt	2,339,709
26,800	Lowe's	2,662,312
41,100	Macy's	1,632,903
Shares		Value $

35,081	McDonald's	5,526,661
21,700	Michael Kors Holdings (1)	1,448,041
39,300	Michaels (1)	802,113
6,900	Netflix (1)	2,328,405
48,600	Nike Class B	3,737,826
66,200	Omnicom Group	4,556,546
21,800	Ross Stores	1,905,974
51,000	Sally Beauty Holdings (1)	840,990
22,000	Signet Jewelers	1,270,280
63,800	Starbucks	3,342,482
13,300	Target	1,073,044
4,600	Tenneco	212,060
16,300	Thor Industries	1,546,055
34,800	TJX	3,384,648
24,100	Tupperware Brands	884,711
54,100	Viacom Class B	1,571,605
105,772	Walt Disney	12,011,468
		122,517,347
	Consumer Staples – 8.1%
131,200	Altria Group	7,698,816
27,100	Campbell Soup	1,108,390
20,171	Clorox	2,726,514
179,016	Coca-Cola	8,347,516
77,382	Colgate-Palmolive	5,185,368
7,900	Energizer Holdings	503,072
97,400	General Mills	4,486,244
48,500	Hershey	4,763,185
5,200	JM Smucker	577,824
33,600	Kellogg	2,386,608
51,000	Kimberly-Clark	5,806,860
16,500	Lamb Weston Holdings	1,159,455
90,524	PepsiCo	10,410,260
91,091	Philip Morris International	7,861,153
157,811	Procter & Gamble	12,763,754
2,800	USANA Health Sciences (1)	370,300
45,141	Walgreens Boots Alliance	3,052,434
20,423	Walmart	1,822,344
		81,030,097
	Energy – 5.3%
14,900	Antero Resources (1)	306,046
99,863	Chevron	12,609,701
8,700	ConocoPhillips	627,879
3,400	Core Laboratories	381,208
52,400	Diamond Offshore Drilling (1)	1,006,080
13,100	EOG Resources	1,689,114
234,490	ExxonMobil	19,113,280
9,400	International Seaways (1)	204,638
35,300	Marathon Oil	745,536
16,400	Marathon Petroleum	1,325,612
19,600	Murphy Oil	651,896
25,500	National Oilwell Varco	1,239,810
26,700	Noble Energy	963,603
82,472	Schlumberger	5,568,509
101,000	Transocean (1)	1,299,870
32,300	Valero Energy	3,822,705
18,900	Whiting Petroleum (1)	938,385
		52,493,872

Schroder North American Equity Fund

Schedule of Investments
July 31, 2018 (unaudited)

Shares		Value $

	Financials – 14.4%
20,000	Affiliated Managers Group	3,200,200
140,200	Aflac	6,524,908
11,500	American Equity Investment Life Holding	410,895
48,127	American Express	4,789,599
10,800	American Financial Group	1,217,052
3,800	American National Insurance	490,162
18,200	Ameriprise Financial	2,651,194
9,300	Artisan Partners Asset Management Class A	320,385
41,700	Assured Guaranty	1,622,964
39,700	Athene Holding Class A (1)	1,821,039
538,850	Bank of America	16,639,688
66,400	Berkshire Hathaway Class B (1)	13,138,568
2,736	Brighthouse Financial (1)	118,825
41,700	Capital One Financial	3,933,144
5,200	Chubb	726,544
161,942	Citigroup	11,642,011
67,418	Discover Financial Services	4,814,319
34,444	Essent Group (1)	1,322,650
6,700	FactSet Research Systems	1,349,112
35,800	Federated Investors Class B	866,360
63,800	Fifth Third Bancorp	1,887,842
101,300	Franklin Resources	3,476,616
34,904	Goldman Sachs Group	8,287,257
99,300	Invesco	2,680,107
171,863	JPMorgan Chase	19,755,652
55,400	KeyCorp	1,156,198
35,500	Lincoln National	2,417,550
6,800	Marsh & McLennan	566,848
44,900	Principal Financial Group	2,607,792
133,600	Synchrony Financial	3,866,384
11,200	T. Rowe Price Group	1,333,696
13,151	U.S. Bancorp	697,134
73,400	Unum Group	2,916,182
82,400	Waddell & Reed Financial Class A	1,706,504
214,372	Wells Fargo	12,281,372
		143,236,753
	Healthcare – 15.8%
115,281	AbbVie	10,632,367
51,717	Amgen	10,164,976
19,762	Biogen (1)	6,607,820
127,271	Bristol-Myers Squibb	7,477,171
49,200	Celgene (1)	4,432,428
45,900	Cerner (1)	2,849,472
26,500	CIGNA	4,754,630
90,717	CVS Health	5,883,905
91,461	Eli Lilly	9,037,262
40,624	Express Scripts Holding (1)	3,227,983
89,504	Gilead Sciences	6,966,096
31,600	HCA Healthcare	3,925,668
700	Intuitive Surgical (1)	355,733
10,100	Jazz Pharmaceuticals (1)	1,748,108
146,184	Johnson & Johnson	19,372,304
25,900	McKesson	3,253,040
21,700	MEDNAX (1)	928,543
28,569	Medtronic	2,577,781
Shares		Value $

186,307	Merck	12,272,042
44,000	Mylan (1)	1,641,640
368,147	Pfizer	14,700,110
26,721	Quest Diagnostics	2,878,386
18,399	Stryker	3,003,637
12,600	United Therapeutics (1)	1,548,666
49,700	UnitedHealth Group	12,585,034
10,900	Varian Medical Systems (1)	1,258,405
9,508	Waters (1)	1,875,643
8,800	Zoetis Class A	761,024
		156,719,874
	Industrials – 8.8%
37,935	3M	8,054,359
6,900	Allegion	562,626
44,400	Allison Transmission Holdings Class A	2,086,800
19,700	AMETEK	1,532,660
12,700	Boeing	4,525,010
10,700	Caterpillar	1,538,660
9,500	Copart (1)	545,205
29,800	CSX	2,106,264
14,800	Cummins	2,113,588
32,800	Deluxe	1,932,904
20,094	Dun & Bradstreet	2,529,634
61,900	Eaton	5,148,223
82,571	Emerson Electric	5,968,232
4,900	Equifax	614,950
23,650	Fortive	1,941,192
8,700	Generac Holdings (1)	467,625
16,700	General Dynamics	3,335,992
39,689	General Electric	540,961
19,800	Graco	913,572
52,091	Honeywell International	8,316,328
11,600	Hubbell Class B	1,429,700
20,500	IDEX	3,148,390
36,400	Illinois Tool Works	5,217,212
4,600	Lockheed Martin	1,500,060
9,100	MSC Industrial Direct Class A	770,133
9,700	Norfolk Southern	1,639,300
2,700	Northrop Grumman	811,323
24,600	Paccar	1,616,712
6,100	Rockwell Automation	1,144,116
25,600	Snap-on	4,341,504
21,200	Toro	1,276,028
46,100	Union Pacific	6,909,929
13,795	United Technologies	1,872,533
6,300	Verisk Analytics Class A (1)	696,906
		87,148,631
	Information Technology – 27.5%
9,052	Accenture Class A	1,442,255
19,200	Adobe Systems (1)	4,697,856
13,949	Alphabet Class A (1)	17,118,492
14,494	Alphabet Class C (1)	17,642,966
25,700	Amdocs	1,736,806
225,073	Apple	42,829,141
67,900	Applied Materials	3,301,977
19,600	ARRIS International (1)	495,096
9,800	Automatic Data Processing	1,322,902

Schroder North American Equity Fund

Schedule of Investments
July 31, 2018 (unaudited)

Shares		Value $

4,100	Broadcom	909,257
307,285	Cisco Systems	12,995,083
60,900	Cognizant Technology Solutions Class A	4,963,350
5,000	Coherent (1)	790,300
114,200	eBay (1)	3,819,990
6,000	F5 Networks (1)	1,028,280
92,700	Facebook Class A (1)	15,998,166
180,100	Hewlett Packard Enterprise	2,780,744
132,400	HP	3,055,792
282,874	Intel	13,606,239
19,494	International Business Machines	2,825,266
13,000	Intuit	2,655,120
10,800	j2 Global	916,272
34,800	Juniper Networks	916,632
25,100	Kla-Tencor	2,947,242
14,900	Lam Research	2,840,536
44,700	Mastercard Class A	8,850,600
25,200	Maxim Integrated Products	1,540,728
28,800	Microchip Technology	2,690,784
79,600	Micron Technology (1)	4,202,084
348,350	Microsoft	36,952,968
24,800	NetApp	1,922,496
18,200	NVIDIA	4,456,452
223,781	Oracle	10,669,878
54,600	Paychex	3,768,492
7,400	PayPal Holdings (1)	607,836
63,177	QUALCOMM	4,049,014
34,400	Seagate Technology	1,810,128
27,900	Syntel (1)	1,132,461
28,000	TE Connectivity	2,619,960
59,922	Texas Instruments	6,670,517
94,000	Visa Class A	12,853,560
10,400	VMware Class A (1)	1,503,736
36,500	Western Digital	2,560,475
12,600	Xilinx	908,082
		273,406,011
	Materials – 1.3%
16,200	Celanese Class A	1,913,382
29,200	DowDuPont	2,008,084
89,700	Freeport-McMoRan	1,480,050
26,300	LyondellBasell Industries Class A	2,913,777
40,300	Mosaic	1,213,433
21,100	Packaging Corp. of America	2,382,190
6,800	Praxair	1,139,000
		13,049,916
	Real Estate – 0.8%
24,700	CBRE Group Class A (1)	1,230,060
2,900	CoreSite Realty REIT	325,090
126,100	Host Hotels & Resorts REIT	2,640,534
51,900	Kimco Realty REIT	866,211
27,100	Park Hotels & Resorts REIT	847,688
8,500	Public Storage REIT	1,851,555
16,400	Xenia Hotels & Resorts REIT	399,996
		8,161,134
Shares		Value $

	Telecommunication Services – 2.1%
254,827	AT&T	8,146,819
249,230	Verizon Communications	12,870,237
		21,017,056
	Utilities – 0.4%
35,900	AES	479,624
26,800	Exelon	1,139,000
10,500	NextEra Energy	1,759,170
11,800	PG&E	508,344
		3,886,138
	Total United States	962,666,829
	TOTAL COMMON STOCK (Cost $629,704,283)	983,839,417
	TOTAL INVESTMENTS IN SECURITIES – 98.9% (Cost $629,704,283)	983,839,417
	OTHER ASSETS LESS LIABILITIES – 1.1%	10,838,744
	NET ASSETS – 100%	$994,678,161

*	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(1)	Denotes non-income producing security.

Schroder North American Equity Fund

Schedule of Investments
July 31, 2018 (unaudited)

The open futures contracts held by the Fund at July 31, 2018, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Index E-MINI	120	Sep-2018	$16,833,740	$16,902,600	$68,860

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Citigroup	08/02/18	USD	11,329,824	CAD	14,879,235	$108,263
State Street	08/02/18	CAD	14,879,235	USD	11,192,134	(245,953)
Citigroup	09/12/18	CAD	14,879,235	USD	11,336,718	(110,092)
						$(247,782)

CAD — Canadian Dollar
REIT — Real Estate Investment Trust
S&P — Standard & Poor’s
USD — United States Dollar

The following is a summary of the inputs used as of July 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock (2)	$983,839,417	$—	$—	$983,839,417
Total Investments in Securities	$983,839,417	$—	$—	$983,839,417

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$68,860	$—	$—	$68,860
Forwards — Unrealized Appreciation	—	108,263	—	108,263
Forwards — Unrealized Depreciation	—	(356,045)	—	(356,045)
Total Other Financial Instruments	$68,860	$(247,782)	$—	$(178,922)

(1)	There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the end of the reporting period.

(2)	All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCH-QH-002-0400

Item 2.   Controls and Procedures

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.   Exhibits.

(a)  Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Global Series Trust

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO
Date: September 27, 2018